Tax Effect/(Benefit) Allocated to Each Component of Other Comprehensive Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 INR	Mar. 31, 2011 INR
Income Tax Examination [Line Items]
Unrealised (loss)/gain on available-for-sale securities		1	(1)	(19)
Employee benefit plans	(4)	(208)	(150)	94
Ending Balance	$ (4)	(207)	(151)	75